Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
11. FAIR VALUE OF FINANCIAL INSTRUMENTS
Recurring Fair Value Measurements
The following table summarizes information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such fair values:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$53,830	$—	$—	$53,830

Total Assets	$53,830	$—	$—	$53,830

Liabilities:
Public Warrants	$575	$—	$—	$575
Private Placement Warrants	$—	$310	$—	$310

Total Liabilities	$575	$310	$—	$885

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$162,164	$—	$—	$162,164

Total Assets	$162,164	$—	$—	$162,164

Liabilities:
Public Warrants	$8,626	$—	$—	$8,626
Private Placement Warrants	$—	$4,651	$—	$4,651

Total Liabilities	$8,626	$4,651	$—	$13,277

Money market funds were valued by the Company using quoted prices in active markets for similar securities, which represent a Level 1 measurement within the fair value hierarchy.
As of December 31, 2022, the Company has Private Placement Warrants and Public Warrants (“Warrants”) defined and discussed in Note 16, “
Common Stock and Warrants
”. The Warrants are measured at fair value on a recurring basis. The Company performs routine procedures such as comparing prices obtained from independent sources to ensure that appropriate fair values are recorded. Because the transfer of Private Placement Warrants to anyone outside of the initial purchasers would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is consistent with that of a Public Warrant, with an insignificant adjustment for short-term marketability restrictions. Accordingly, the Private Placement Warrants are classified as Level 2 financial instruments. The Public and Private Warrants were valued as of December 31, 2022 using the listed trading price of $0.06 per Public Warrant.
During the years ended December 31, 2022, and December 31,2021, there were no transfers between Level 1, Level 2, and Level 3.

The change in fair value of warrant liabilities is as follows:

Warrant Liabilities
(in thousands)
Balance at December 31, 2021	$13,277
Private placement warrants and public warrants	—
Exercised warrants	—
Change in fair value	(12,392)

Balance at December 31, 2022	$885